Business Combinations - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Business	Dec. 31, 2022 USD ($)	Aug. 16, 2023 USD ($)
Disclosure Of Business Combinations [Line Items]
Number of business acquired | Business	12
Purchase price	$ 659,755	$ 181,608
Revenue of acquiree since acquisition date	225,300
Net income of acquiree since acquisition date	18,000
Transaction costs	900	100
Trade receivables	80,000
Trade receivables expected to be uncollectible	2,100
Goodwill and intangible assets deducted for tax purpose	18,900	2,900
Contingent consideration, maximum amount payable in one year	13,500	22,500
Contingent consideration, maximum amount payable in two years	800	21,000
Contingent consideration balance	13,200	8,800
Fair value of assets	944,980	1,116,690
Land and buildings [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets	49,500
Customer-related intangible assets [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets	175,200
Material and Nonmaterial Business
Disclosure Of Business Combinations [Line Items]
Revenue of acquiree since acquisition date	333,200	235,700
Net income of acquiree since acquisition date	9,100	18,100
Non Material Business
Disclosure Of Business Combinations [Line Items]
Revenue of acquiree since acquisition date	178,300	100,600
Net income of acquiree since acquisition date	6,300	$ 5,900
JHT
Disclosure Of Business Combinations [Line Items]
Purchase price	309,304		$ 309,300
Revenue of acquiree since acquisition date	589,500
Net income of acquiree since acquisition date	$ 50,500